CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Accounts Payable [Member]	Services [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member] Accounts Payable [Member]	Series B Redeemable Convertible Preferred Stock [Member] Services [Member]	Members' Equity (Deficiency) [Member]	Members' Equity (Deficiency) [Member] Accounts Payable [Member]	Members' Equity (Deficiency) [Member] Services [Member]	Deferred Compensation [Member]	Deferred Compensation [Member] Accounts Payable [Member]	Deferred Compensation [Member] Services [Member]	Common Stock [Member]	Common Stock [Member] Accounts Payable [Member]	Common Stock [Member] Services [Member]	Preferred Stock A [Member]	Preferred Stock A [Member] Accounts Payable [Member]	Preferred Stock A [Member] Services [Member]	Paid-In Capital [Member]	Paid-In Capital [Member] Accounts Payable [Member]	Paid-In Capital [Member] Services [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Accounts Payable [Member]	Accumulated Other Comprehensive Income [Member] Services [Member]	Deficit Accumulated Development Stage [Member]	Deficit Accumulated Development Stage [Member] Accounts Payable [Member]	Deficit Accumulated Development Stage [Member] Services [Member]
Balance at Jan. 21, 1997				$ 0
Balance, shares at Jan. 21, 1997				0
Equity contributions	1,143,487						1,143,487
Subscriptions receivable	440,000						440,000
Technology contribution	4,550,000						4,550,000
Net loss	(5,256,012)																								(5,256,012)
Balance at Dec. 31, 1997	877,475						6,133,487																		(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236						2,518,236
Options issued to consultants	1,671						1,671
Subscriptions receivable	50,000						50,000
Net loss	(1,867,348)																								(1,867,348)
Balance at Dec. 31, 1998	1,580,034						8,703,394																		(7,123,360)
Balance, shares at Dec. 31, 1998
Equity contributions	1,382,872						1,382,872
Equity issued to consultants	88,363						88,363
Recognition of deferred compensation							47,001			(47,001)
Amortization of deferred compensation	15,667									15,667
Subscriptions receivable	100,000						100,000
Net loss	(3,066,388)																								(3,066,388)
Balance at Dec. 31, 1999	100,548						10,321,630			(31,334)															(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,407,916						14,407,916
Equity issued to consultants	1,070,740						1,070,740
Warrants issued to consultants	468,526						468,526
Recognition of deferred compensation							27,937			(27,937)
Amortization of deferred compensation	46,772									46,772
Net loss	(10,753,871)																								(10,753,871)
Balance at Dec. 31, 2000	5,340,631						26,296,749			(12,499)															(20,943,619)
Balance, shares at Dec. 31, 2000
Equity contributions	13,411,506						13,411,506
Equity issued to consultants	161,073						161,073
Stock options issued to employee	2,847						2,847
Fees incurred in raising capital	1,206,730						1,206,730
Amortization of deferred compensation	12,499									12,499
Net loss	(15,392,618)																								(15,392,618)
Balance at Dec. 31, 2001	2,329,208						38,665,445																		(36,336,237)
Balance, shares at Dec. 31, 2001
Equity contributions	6,739,189						6,739,189
Equity issued to consultants	156,073						156,073
Options issued to consultants	176,250						176,250
Stock options issued to employee	2,847						2,847
Fees incurred in raising capital	556,047						556,047
Conversion of convertible notes to common	(1,350,828)						(1,350,828)
Net loss	(11,871,668)																								(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)						43,832,929																		(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250						4,067,250
Equity issued to consultants	16,624						16,624
Change in fair value of management units	2,952,474						2,952,474
Options issued to consultants	65,681						65,681
Fees incurred in raising capital	343,737						343,737
Conversion of convertible notes to common	(281,340)						(281,340)
Net loss	(6,009,283)																								(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)						50,309,881																		(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555						512,555
Change in fair value of management units	(2,396,291)						(2,396,291)
Fees incurred in raising capital	80,218						80,218
Net loss	(1,096,683)																								(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)						48,345,927																		(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287						92,287
Change in fair value of management units	(14,551)						(14,551)
Fees incurred in raising capital	92,287						92,287
Reorganization from LLC to "C" Corporation							(49,219,260)						4,829						49,214,431
Reorganization from LLC to "C" Corporation (in shares)													4,829,120
Conversion of convertible notes to common	51,565						51,565
Issuance of common stock in settlement of accounts payable	836,319						836,319
Net loss	(3,665,596)																								(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)												4,829						49,214,431						(58,979,467)
Balance, shares at Dec. 31, 2005													4,829,120
Stock based compensation - employees, consultants and directors	143,352																		143,352
Warrants issued to consultants		192,311	9,883																	192,311	9,883
Preferred stock dividends																303			303,397						(303,700)
Issuance of Series A Preferred Stock as dividends, shares																303,700
Issuance of preferred stock	5,300,000															5,300			5,530,143						(235,443)
Issuance of preferred stock, shares																5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000															1,000			1,204,640						(205,640)
Issuance of preferred stock for redemption of convertible note, shares																1,000,000
Cost of raising capital associated with issuance of preferred stock	(620,563)																		(620,563)
Shares held by original stockholders of Parent immediately prior to merger													3,750						(3,750)
Shares held by original stockholders of Parent immediately prior to merger (in shares)													3,750,000
Conversion of Series A and Series B into Common													(241)			800			30,194						(30,753)
Conversion of Series A and Series B into Common (in shares)													(240,929)			799,885
Issuance of common stock for cash	799,885												241						799,644
Issuance of common stock for cash, shares													240,929
Issuance of common stock to investor group for price protection													100						(100)
Issuance of common stock to investor group for price protection, shares													100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000												10,000						990,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares													10,000,000
Conversion of convertible notes to common	11,382,110												5,171						11,376,939
Conversion of convertible notes to common, shares													5,170,880
Issuance of common stock in settlement of accounts payable	587,814												779						587,035
Issuance of common stock in settlement of accounts payable, shares													778,274
Net loss	(7,671,580)																								(7,671,580)
Balance at Dec. 31, 2006	2,363,005												24,629			7,403			69,757,556						(67,426,583)
Balance, shares at Dec. 31, 2006													24,628,274			7,403,585
Stock based compensation - employees, consultants and directors	498,955																		498,955
Conversion of Series A and Series B into Common													405			(506)			101
Conversion of Series A and Series B into Common (in shares)													405,157			(506,446)
Issuance of common stock in settlement of accounts payable	23,002												11						22,991
Issuance of common stock in settlement of accounts payable, shares													11,501
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496															1,122			1,121,246						(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares																1,122,369
Net loss	(3,350,754)																								(3,350,754)
Balance at Dec. 31, 2007	(104,296)												25,045			8,019			71,400,849						(71,538,209)
Balance, shares at Dec. 31, 2007													25,044,932			8,019,508
Stock based compensation - employees, consultants and directors	363,563																		363,563
Issuance of warrants	40,354																		40,354
Preferred stock dividends																831			277,087						(277,918)
Issuance of Series A Preferred Stock as dividends, shares																830,384
Issuance of preferred stock	(364,747)			5,442,497																					(364,747)
Issuance of preferred stock, shares				52,931.47
Issuance of Series B Preferred Stock as dividends	(262,717)			262,717																					(262,717)
Issuance of Series B Preferred Stock as dividends, shares				2,627.17
Conversion of Series A and Series B into Common	0												219			(57)			(162)
Conversion of Series A and Series B into Common (in shares)													218,585			(56,832)
Net loss	(3,017,890)																								(3,017,890)
Balance at Dec. 31, 2008	(3,345,733)			5,705,214									25,264			8,793			72,081,691						(75,461,481)
Balance, shares at Dec. 31, 2008				55,558.64									25,263,517			8,793,060
Stock based compensation - employees, consultants and directors	236,705																		236,705
Preferred stock dividends																789			110,809						(111,598)
Issuance of Series A Preferred Stock as dividends, shares																789,610
Issuance of preferred stock	(586,023)			586,023															0						(586,023)
Issuance of preferred stock, shares				5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares	(6,704)			64,309															0						(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares				576.05
Conversion of Series A and Series B into Common	681,558			(681,558)									41,111			(3,326)			643,773
Conversion of Series A and Series B into Common (in shares)				(6,628.55)									41,111,339			(3,326,857)
Exercise of warrants				1,335,754															0						0
Exercise of warrants (in shares)				13,357.52
Warrant modification as inducement to exercise	14,885																		14,885						0
Net loss	(2,736,715)																								(2,736,715)
Balance at Dec. 31, 2009	(5,742,027)			7,009,742									66,375			6,256			73,087,863						(78,902,521)
Balance, shares at Dec. 31, 2009				68,723.88									66,374,856			6,255,813
Stock based compensation - employees, consultants and directors	149,325																		149,325
Preferred stock dividends																590			167,992						(168,582)
Issuance of Series A Preferred Stock as dividends, shares																590,159
Issuance of preferred stock	(2,008,882)			2,008,882															0						(2,008,882)
Issuance of preferred stock, shares				6,232.81
Conversion of Series A and Series B into Common	1,437,814			(1,437,814)									47,824			(1,020)			1,391,010
Conversion of Series A and Series B into Common (in shares)				(13,983.58)									47,824,298			(1,019,563)
Issuance of common stock for cash	749,999												7,174						742,825
Issuance of common stock for cash, shares													7,174,186
Cost of raising capital	(49,560)												1,465						(51,025)
Cost of raising capital (in shares)													1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	306,805																		306,805
Net loss	(2,908,865)																								(2,908,865)
Balance at Dec. 31, 2010	(8,065,391)			7,580,810			0			0			122,838			5,826			75,794,795						(83,988,850)
Balance, shares at Dec. 31, 2010				60,973.11									122,838,411			5,826,409
Stock based compensation - employees, consultants and directors	865,535																		865,535
Preferred stock dividends																266			71,755						(72,021)
Issuance of Series A Preferred Stock as dividends, shares																266,161
Issuance of preferred stock	(3,015,023)			3,015,023															0						(3,015,023)
Issuance of preferred stock, shares				6,283.41
Conversion of Series A and Series B into Common	187,462			(187,462)									16,116			(4,645)			175,991
Conversion of Series A and Series B into Common (in shares)				(1,823.18)									16,115,042			(4,645,411)
Issuance of common stock for cash	2,643,766												17,336						2,626,430
Issuance of common stock for cash, shares													17,335,942
Conversion of convertible notes to common	1,515,130												15,151						1,499,979
Conversion of convertible notes to common, shares													15,151,130
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	1,250,000																		1,250,000
Exercise of warrants													6,013						(6,013)
Exercise of warrants (in shares)													6,013,478
Exercise of stock options	5,141												147						4,994
Exercise of stock options (in shares)	146,875												146,875
Issuance of common stock in settlement of accounts payable	5,000												25						4,975
Issuance of common stock in settlement of accounts payable, shares													25,000
Net loss	(5,481,648)																								(5,481,648)
Balance at Dec. 31, 2011	(10,090,028)			10,408,371									177,626			1,447			82,288,441						(92,557,542)
Balance, shares at Dec. 31, 2011				65,433.34									177,626,058			1,447,159
Stock based compensation - employees, consultants and directors	63,127																		63,127
Preferred stock dividends																150			17,332						(17,482)
Issuance of Series A Preferred Stock as dividends, shares																150,008
Issuance of preferred stock	(2,493,930)			2,493,930																					(2,493,930)
Issuance of preferred stock, shares				6,780.79
Conversion of Series A and Series B into Common	14,484			(14,484)									418			(3)			14,069
Conversion of Series A and Series B into Common (in shares)				(140.87)									418,633			(3,003)
Issuance of common stock for cash	3,660,153												28,461						3,631,692
Issuance of common stock for cash, shares													28,460,908
Conversion of convertible notes to common	798,911												7,990						790,921
Conversion of convertible notes to common, shares													7,989,103
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	87,700																		87,700
Exercise of warrants													170						(170)
Exercise of warrants (in shares)													169,762
Exercise of stock options	10,606												303						10,303
Exercise of stock options (in shares)	303,039												303,039
Other comprehensive income/(loss): foreign translation adjustment	(12,662)																					(12,662)
Net loss	(3,663,506)																								(3,663,506)
Balance at Dec. 31, 2012	(11,625,145)			12,887,817									214,968			1,594			86,903,415			(12,662)			(98,732,460)
Balance, shares at Dec. 31, 2012				72,073.26									214,967,503			1,594,164
Stock based compensation - employees, consultants and directors	300,105																		300,105
Issuance of common stock for services rendered	65,468												500						64,968
Issuance of common stock for services rendered, shares													500,000
Preferred stock dividends																123			11,846
Issuance of Series A Preferred Stock as dividends, shares																122,579
Issuance of Series B Preferred Stock as dividends	(1,716,084)			1,716,084																					(1,716,084)
Issuance of Series B Preferred Stock as dividends, shares				5,526.50
Conversion of Series A and Series B into Common	20,386			(20,386)									548						19,838
Conversion of Series A and Series B into Common (in shares)				(198.27)									547,707
Issuance of common stock for cash	1,599,967												14,842						1,585,125
Issuance of common stock for cash, shares													14,842,328
Conversion of convertible notes to common	1,226,042												9,740						1,216,302
Conversion of convertible notes to common, shares													9,739,912
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	331,117																		331,117
Exercise of warrants	139,527												3,987						135,540
Exercise of warrants (in shares)													3,986,426
Exercise of stock options	20,194												556						19,638
Exercise of stock options (in shares)	9,402												556,737
Other comprehensive income/(loss): foreign translation adjustment	36,915																					36,915
Net loss	(4,008,720)																								(4,008,720)
Balance at Sep. 30, 2013	$ (13,610,228)			$ 14,583,515									$ 245,141			$ 1,717			$ 90,587,894			$ 24,253			$ (104,469,233)
Balance, shares at Sep. 30, 2013				77,401.49									245,140,613			1,716,743